Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid in capital	Accumulated other comprehensive income / (loss)	Treasury stock	Retained Earnings	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2022	$ 426	$ 468,006	$ 1,468	$ (15,636)	$ 15,135		$ 469,399
Balance (in shares) at Dec. 31, 2022	40,626,000
Issue of common stock	$ 7	(7)
Issue of common stock (in shares)	678,000
Share-based compensation		3,217					3,217
Changes in unrealized gain on cash flow hedges			$ (1,468)				(1,468)
Preferred dividends					(3,400)		(3,400)
Common dividends					(47,154)		(47,154)
Net Income					116,808		116,808
Balance at Dec. 31, 2023	$ 433	471,216		(15,636)	81,388		537,401
Balance (in shares) at Dec. 31, 2023	41,304,000
Balance at Dec. 31, 2022						$ 37,043
Balance (in shares) at Dec. 31, 2022						40,000
Balance at Dec. 31, 2023						$ 37,043
Balance (in shares) at Dec. 31, 2023						40,000
Issue of common stock	$ 7	(7)
Issue of common stock (in shares)	707,000
Share-based compensation		4,650					4,650
Preferred dividends					(3,660)		(3,660)
Common dividends					(45,079)		(45,079)
Repurchase of common stock		(47)		(17,888)			(17,935)
Repurchase of common stock (in shares)	(1,556,000)
Net Income					133,006		133,006
Balance at Dec. 31, 2024	$ 440	475,812		(33,524)	164,914		$ 607,642
Balance (in shares) at Dec. 31, 2024	40,455,000						40,455,240
Redeemable Preferred Stock
Repayment of redeemable preferred stock						$ (10,000)
Repayment of redeemable preferred stock (in shares)						(10,000)
Extinguishment of redeemable preferred stock					(739)	$ 739	$ (739)
Balance at Dec. 31, 2024						$ 27,782	27,782
Balance (in shares) at Dec. 31, 2024						30,000
Issue of common stock	$ 3	(3)
Issue of common stock (in shares)	276,000
Share-based compensation		2,810					2,810
Preferred dividends					(2,724)		(2,724)
Common dividends					(12,186)		(12,186)
Net Income					41,014		41,014
Balance at Dec. 31, 2025	$ 443	$ 478,619		$ (33,524)	188,799		$ 634,337
Balance (in shares) at Dec. 31, 2025	40,731,000						40,731,441
Redeemable Preferred Stock
Repayment of redeemable preferred stock						$ (30,000)
Repayment of redeemable preferred stock (in shares)						(30,000)
Extinguishment of redeemable preferred stock					$ (2,218)	$ 2,218	$ (2,218)